Allowance for credit losses (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
a) Allowance for loan losses:

(In thousands of US$)	Year ended December 31, 2012
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	48,865	30,523	8,952	207	88,547
Provision (reversal of provision) for loan losses (1)	(8,887)	(1,704)	1,690	558	(8,343)
Loan recoveries and other	-	17	245	-	262
Loans written-off against the allowance for loan losses	(7,490)	-	-	-	(7,490)
Balance at end of the year	32,488	28,836	10,887	765	72,976

Components:
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total allowance for loan losses	32,488	28,836	10,887	765	72,976

(In thousands of US$)	Year ended December 31, 2011					Year ended December 31, 2010
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Balance at beginning of the year	54,160	18,790	5,265	400	78,615	73,789
Provision (reversal of provision) for loan losses (1)	(5,295)	10,017	4,312	(193)	8,841	9,091
Loan recoveries and other	-	1,716	440	-	2,156	996
Loans written-off against the allowance for loan losses	-	-	(1,065)	-	(1,065)	(5,261)
Balance at end of the year	48,865	30,523	8,952	207	88,547	78,615

Components:
Generic allowance	34,065	30,523	8,952	207	73,747	67,115
Specific allowance	14,800	-	-	-	14,800	11,500
Total allowance for loan losses	48,865	30,523	8,952	207	88,547	78,615

(1) It includes releases of specific reserves for $7,931 thousand during 2012, $1,600 thousand during 2011, and $1,031 thousand during 2010.

Disclosure Related To Loan Balances and Reserves For Loan Losses [Table Text Block]

Following is a summary of loan balances and reserves for loan losses:

(In thousands of US$)	December 31, 2012
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Allowance for loan losses
Generic allowance	32,488	28,836	10,887	765	72,976
Specific allowance	-	-	-	-	-
Total of allowance for loan losses	32,488	28,836	10,887	765	72,976

Loans
Loans with generic allowance	2,741,251	2,192,023	681,912	100,370	5,715,556
Loans with specific allowance	-	-	-	-	-
Total loans	2,741,251	2,192,023	681,912	100,370	5,715,556

(In thousands of US$)	December 31, 2011
	Corporations	Banking and financial institutions	Middle- market companies	Sovereign	Total
Allowance for loan losses
Generic allowance	34,065	30,523	8,952	207	73,747
Specific allowance	14,800	-	-	-	14,800
Total of allowance for loan losses	48,865	30,523	8,952	207	88,547
Loans
Loans with generic allowance	2,290,413	2,164,163	445,731	27,266	4,927,573
Loans with specific allowance	32,000	-	-	-	32,000
Total loans	2,322,413	2,164,163	445,731	27,266	4,959,573

Disclosure Related To Reserve For Losses On Off-Balance Sheet Credit Risk [Table Text Block]
b)	Reserve for losses on off-balance sheet credit risk:

(In thousands of US$)	Year ended December 31,
	2012	2011	2010

Balance at beginning of the year	8,887	13,335	27,261
Reversal of provision for losses on off-balance sheet credit risk	(4,046)	(4,448)	(13,926)
Balance at end of the year	4,841	8,887	13,335